Asset Retirement Obligaion (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014
Asset retirement obligation
Asset retirement obligation - Balance at beginning of year	$ 152,512	[1]	$ 195,568
Additional liabilities accrued	1,661		2,507
Revisions in estimated cash outflows	(759)		(2,792)
Disposition of assets	(5,949)		(44,403)
Accretion expense	10,958		12,534
Transferred to Liabilities held for sale			(10,902)
Asset retirement obligation - Balance at end of year	158,423		152,512	[1]
Other current liabilities
Asset retirement obligation
Asset retirement obligation - Balance at beginning of year	$ 5,900
Asset retirement obligation - Balance at end of year			$ 5,900

[1]	The total amount of asset retirement obligations related to the Divestiture Transaction included in Other current liabilities was $5.9 million as of December 31, 2014.